Goldman Sachs Dynamic Bond Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofAML Three-Month U.S. Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.18%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	3.24%	3.00%
Performance Inception Date	Jun. 30, 2010
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.18%	1.61%	1.75%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.10%	1.74%	1.73%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.59%	3.26%	2.62% [1]
Performance Inception Date	Jun. 30, 2010
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	4.38%	3.73%
Performance Inception Date	Jun. 30, 2010
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.80%	4.31%	3.65%
Performance Inception Date	Jun. 30, 2010
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.28%	3.79%	3.14%
Performance Inception Date	Jun. 30, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.89%	4.40%	3.74%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.